Jul. 15, 2022
Easterly Income Opportunities Fund

James Alpha Funds Trust d/b/a EASTERLY FUNDS TRUST

FUND	Class A	Class C	Class I	Class R6
Easterly Income Opportunities Fund	JASVX	JSVCX	JSVIX	JASSX

Supplement dated July 15, 2022 to the Prospectus, Summary Prospectus,

and Statement of Additional Information of the Easterly Income Opportunities Fund dated April 1, 2022

This Supplement updates and supersedes any contrary information contained in the Prospectus, Summary Prospectus, and Statement of Additional Information.

Important Notice Regarding Change in Investment Policy for Easterly Income Opportunities Fund

Effective September 13, 2022, the Easterly Income Opportunities Fund will no longer have a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes in structured credit securities, and in other investments that have economic characteristics similar to such securities.

Accordingly, effective September 13, 2022, the first sentence of the sections titled “Principal Investment Strategies” beginning on page 19 of the Prospectus and “Additional Information on Each Fund’s Strategies and Related Risks – Easterly Income Opportunities Fund” beginning on page 29 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objectives, under normal conditions, by investing in structured credit securities and other fixed income securities.

Effective September 13, 2022, the third paragraph of the section titled “Non-Fundamental Policies” beginning on page 38 of the Statement of Additional Information is deleted in its entirety.

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You should read this Supplement in conjunction with the Prospectus,

Summary Prospectus, and Statement of Additional Information each dated April 1, 2022.

Please retain this Supplement for future reference.